Item 1. Report to Shareholders

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

As of 12/31/03

Small-Cap Value Fund   $35,236
Russell 2000 Index   $24,721

                                                   Russell            Small-Cap
                                                      2000                Value
                                                     Index                 Fund

12/93                                              $10,000              $10,000
12/94                                                9,818                9,862
12/95                                               12,611               12,750
12/96                                               14,691               15,888
12/97                                               17,976               20,323
12/98                                               17,519               17,788
12/99                                               21,242               18,000
12/00                                               20,601               21,559
12/01                                               21,113               26,289
12/02                                               16,788               25,827
12/03                                               24,721               35,236

Note: Performance for Advisor Class shares will vary due to the differing fee structure. See returns table below.

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                              Since    Inception
Periods Ended 12/31/03       1 Year   5 Years   10 Years  Inception         Date
--------------------------------------------------------------------------------

Small-Cap Value Fund         36.43%    14.65%     13.42%       -            -

Russell 2000 Index           47.25      7.13       9.47

Lipper Small-Cap Core
Funds Index                  40.90      9.39      11.11

S&P 500 Stock Index          28.68     -0.57      11.07
--------------------------------------------------------------------------------

Small-Cap Value Fund-
Advisor Class                36.24                           18.36%      3/31/00

Russell 2000 Index           47.25                            2.24*

Lipper Small-Cap Core
Funds Index                  40.90                            4.55*

S&P 500 Stock Index          28.68                           -6.25*

 *  Benchmark since-inception data are for the time period 3/31/00-12/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the Small-Cap Value Fund and the Small-Cap Value Fund-Advisor Class generated solid returns for the 12 months ended December 31, 2003. As shown in the table on the preceding page, we underperformed the Lipper Small-Cap Core Funds Index and the Russell 2000 Index for the 12-month period, and handily outperformed over the longer time frames. The fund's one-year returns trailed largely because of our lower-risk investment style.

As you know, the fund's investment objective is to provide long-term capital growth through investments primarily in small companies whose common stocks are believed to be undervalued. The fund employs a value approach in selecting companies whose current stock prices do not appear to adequately reflect their underlying values as measured by assets, earnings, cash flow, or business franchises.

[Graphic Omitted]
Major Index Returns
--------------------------------------------------------------------------------

                                 12-Month Return
S&P 500 Stock Index                          29%
S&P MidCap 400 Index                         36%
Russell 2000 Index                           47%
Nasdaq Composite                             50%

The Major Index Returns chart shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-heavy Nasdaq Composite and the small-cap Russell 2000 showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

The Top 5 Sectors table shows how the fund's assets were allocated as of December 31, 2003. Financials, industrials and business services, and consumer discretionary stocks represent about three-fifths of the portfolio. However, sector allocations are entirely the result of the bottom-up stock-selection process.

Top 5 Sectors
--------------------------------------------------------------------------------

                                         Percent of Net Assets
                                         12/31/02      12/31/03
--------------------------------------------------------------------------------

Financials                                  24.8%         23.2%
Industrials and Business Services           21.1          20.1
Consumer Discretionary                      17.1          15.9
Information Technology                       7.9          10.1
Materials                                    7.2           7.5

For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.

The Best and Worst Contributors table shows the stocks that had the largest impact on the fund's performance during the year. Tire distributor TBC Corp. and regional bank UCBH Holdings were the top positive T. Rowe Price Small-Cap Value FundCertified Annual Reportcontributors, while restructuring services consultant FTI Consulting was the largest detractor.


Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

TBC Corp.
UCBH Holdings
ProAssurance
East West Bancrop
Carpenter Technology

Worst Contributors
--------------------------------------------------------------------------------

FTI Consulting
Analogic
Constar International
TransTechnology
Material Sciences


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman
January 20, 2004

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
Small-Cap Value class
                               Year
                              Ended
                           12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE

Beginning of period        $  21.94   $  22.66   $  19.14   $  17.62   $  18.97

Investment activities

  Net investment
  income (loss)                0.12       0.15       0.17       0.21       0.17

  Net realized and
  unrealized gain (loss)       7.86      (0.56)      4.00       3.19          -

  Total from
  investment activities        7.98      (0.41)      4.17       3.40       0.17

Distributions
  Net investment income       (0.12)     (0.14)     (0.17)     (0.20)     (0.17)

  Net realized gain           (0.41)     (0.18)     (0.48)     (1.68)     (1.35)

  Total distributions         (0.53)     (0.32)     (0.65)     (1.88)     (1.52)

  Redemption fees
  added to paid-in-capital        -       0.01          -          -          -

NET ASSET VALUE

End of period              $  29.39   $  21.94   $  22.66   $  19.14   $  17.62
                           ----------------------------------------------------

Ratios/Supplemental Data

Total return^                 36.43%     (1.76)%    21.94%     19.77%      1.19%

Ratio of total expenses
to average net assets          0.88%       0.89%     0.89%      0.90%      0.92%

Ratio of net investment
income (loss) to average
net assets                     0.48%       0.66%     0.88%      1.06%      0.84%

Portfolio turnover rate        10.3%       12.2%     16.8%      14.4%       7.3%

Net assets, end of period
(in millions)               $  3,287   $   2,395  $  2,012  $   1,361  $   1,262

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Advisor Class
                                Year                                    3/31/00
                               Ended                                    Through
                            12/31/03      12/31/02      12/31/01       12/31/00

NET ASSET VALUE

Beginning of period        $  21.86      $   22.64     $   19.14      $  18.23

Investment activities

  Net investment
  income (loss)                0.10           0.14          0.10          0.10

  Net realized and
  unrealized gain (loss)       7.81          (0.60)         4.05          2.69

  Total from
  investment activities        7.91          (0.46)         4.15          2.79

Distributions

  Net investment income       (0.09)         (0.14)        (0.17)        (0.20)

  Net realized gains          (0.41)         (0.18)        (0.48)        (1.68)

  Total distributions         (0.50)         (0.32)        (0.65)        (1.88)

NET ASSET VALUE

End of period              $  29.27      $   21.86     $   22.64      $  19.14
                           -----------------------------------------------------

Ratios/Supplemental Data

Total return^                 36.24%        (2.02)%        21.84%        15.77%

Ratio of total expenses to
average net assets             1.04%          1.06%         1.05%         0.80%!

Ratio of net investment
income (loss) to average
net assets                     0.34%          0.64%         0.86%         1.50%!

Portfolio turnover rate        10.3%          12.2%         16.8%         14.4%!

Net assets, end of period
(in thousands)             $ 307,484     $  159,030    $   25,296    $    1,408

 ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

 !  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments (ss.)                        Shares/Par          Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS & WARRANTS   92.3%

CONSUMER DISCRETIONARY   15.7%

Auto Components   0.9%

Keystone Automotive *                                    355,900          9,026

R & B *                                                  400,000          6,200

Shiloh Industries *                                      300,000          1,890

Strattec Security *!                                     273,100         16,634

                                                                         33,750

Automobiles   0.0%

Winnebago                                                 10,000            687

                                                                            687

Hotels, Restaurants & Leisure   3.0%

Applebee's                                               337,500         13,254

Champps Entertainment *!                                 400,000          2,984

Champps Entertainment, Warrants *@                        93,809              0

Garden Fresh Restaurant *!                               220,000          3,533

Orient-Express, Class A                                  350,000          5,751

Rare Hospitality International *!                      1,489,900         36,413

Ruby Tuesday                                           1,276,800         36,376

Steak 'N Shake *                                         586,000         10,460

                                                                        108,771

Household Durables   2.2%

Chromcraft Revington *!                                  897,300         10,175

CSS Industries !                                         926,300         28,725

Skyline !                                                501,600         17,491

Stanley Furniture !                                      380,000         11,970

WCI Communities *                                        500,000         10,305

                                                                         78,666

Leisure Equipment & Products   0.6%

SCP Pool *                                               610,900         19,964

                                                                         19,964

Media   2.8%

Courier !                                                630,000         24,237

Fisher Companies *                                       300,000         15,300

Journal Register *                                     1,097,000         22,708

Obie Media *!                                            444,500          1,165

Saga Communications *                                  1,454,200         26,946

Spanish Broadcasting, Class A *                        1,000,000         10,500

                                                                        100,856

Multiline Retail   0.3%

Fred's                                                   347,600         10,769

                                                                         10,769

Specialty Retail   4.5%

Aaron Rents !                                          1,472,200         29,635

Aaron Rents, Class A !                                   341,250          6,310

Building Materials Holdings !                            750,000         11,648

Hancock Fabrics !                                      1,518,400         21,986

Haverty Furniture                                        852,500         16,931

Hibbett Sporting Goods *                                 670,500         19,981

S & K Famous Brands *!                                   300,300          5,180

Stein Mart *                                           1,830,300         15,082

TBC Corp. *!                                           1,350,000         34,843

                                                                        161,596

Textiles, Apparel, & Luxury Goods   1.4%

Culp *!                                                  720,100          7,849

Cutter & Buck *!                                       1,000,000          9,380

Madden Steven *!                                         950,000         19,380

Unifi *                                                  950,000          6,127

Velcro Industries                                        460,316          5,639

                                                                         48,375

Total Consumer Discretionary                                            563,434

CONSUMER STAPLES   1.9%

Beverages   0.4%

Chalone Wine Group *                                     331,000          2,913

Coca-Cola Bottling                                       200,000         10,698

                                                                         13,611

Food & Staples Retailing   0.5%

Casey's General Stores                                   424,700          7,500

Wild Oats Markets *                                      825,900         10,679

                                                                         18,179

Food Products   0.4%

American Italian Pasta, Class A *                        300,000         12,570

Monterey Pasta *!                                        835,000          3,114

                                                                         15,684

Household Products   0.2%

Oil-Dri !                                                470,000          7,478

                                                                          7,478

Tobacco   0.4%

Standard Commercial !                                    700,000         14,049

                                                                         14,049

Total Consumer Staples                                                   69,001

ENERGY   5.6%

Energy Equipment & Services   2.2%

Atwood Oceanics *                                        304,400          9,723

Carbo Ceramics                                           198,700         10,183

Compagnie Generale de Geophysique, ADR *                 500,000          3,710

Hydril *                                                 325,000          7,777

Lone Star Technologies *                                 800,000         12,784

TETRA Technologies *!                                  1,204,700         29,202

Trico Marine Services *                                  103,100            185

W-H Energy Services *                                    421,200          6,823

                                                                         80,387

Oil & Gas   3.4%

Encore Aquisition *                                    1,150,000         28,348

Forest Oil *                                             800,000         22,856

Magnum Hunter Resources *                              1,008,000          9,586

Penn Virginia                                            420,000         23,373

Ultra Petroleum *                                        875,000         21,543

Whiting Petroleum *                                      795,400         14,635

                                                                        120,341

Total Energy                                                            200,728

FINANCIALS   23.2%

Capital Markets   1.7%

Allied Capital                                         1,233,800         34,399

American Capital Strategies                              496,600         14,764

Capital Southwest                                         81,000          5,022

Gladstone Capital                                        100,000          2,235

LaBranche & Co.                                          200,000          2,334

Sanders Morris Harris Group                              175,000          2,170

                                                                         60,924

Commercial Banks   7.9%

Boston Private Financial                                 325,000          8,073

CoBiz                                                    336,000          6,189

Community First Bankshares                             1,200,000         34,728

East West Bancorp                                        900,000         48,312

First Financial Fund                                     645,600         11,414

First Republic Bank !                                    819,400         29,334

Glacier Bancorp                                          626,600         20,302

Silicon Valley Bancshares *                              738,000         26,620

Southwest Bancorp                                        300,000         11,655

Texas Regional Bancshares, Class A                       930,000         34,410

UCBH Holdings                                            940,000         36,632

Wintrust Financial                                       400,000         18,040

                                                                        285,709

Insurance   6.2%

Brown and Brown                                        1,600,000         52,176

Hilb Rogal and Hamilton                                  100,000          3,207

Horace Mann Educators                                    100,000          1,397

Hub International                                        500,000          8,380

Markel *                                                 119,200         30,218

MaxRe Capital                                            900,000         20,196

Midland                                                  703,500         16,617

Ohio Casualty *                                          500,000          8,680

ProAssurance *!                                        1,542,600         49,595

Scottish Annuity & Life                                  550,000         11,429

Triad Guaranty *                                         412,300         20,759

                                                                        222,654

Real Estate   7.4%

Bedford Property Investors, REIT !                     1,000,000         28,630

EastGroup Properties, REIT                               300,000          9,714

Gables Residential Trust, REIT                         1,000,000         34,740

Glenborough Realty Trust, REIT                           775,000         15,461

Innkeepers USA, REIT !                                 2,000,000         16,740

Kilroy Realty, REIT                                    1,250,000         40,938

LaSalle Hotel Properties, REIT                           875,000         16,231

National Health Realty, REIT !                           655,600         12,915

Sun Communities, REIT !                                1,004,700         38,882

Trammell Crow *                                        1,500,000         19,875

Washington REIT SBI, REIT                              1,050,000         30,660

                                                                        264,786

Total Financials                                                        834,073

HEALTH CARE   5.2%

Biotechnology   1.7%

deCODE GENETICS *                                        720,000          5,897

Diversa *                                              1,406,100         13,006

Exelixis *                                             2,012,500         14,248

Lexicon Genetics *                                       375,000          2,209

NPS  Pharmaceuticals *                                    50,000          1,537

Progenics Pharmaceuticals *                              350,000          6,601

Sequenom *                                               500,000          1,590

Strategic Diagnostics *!                               1,000,000          4,730

Transkaryotic Therapies *                                750,000         11,708

                                                                         61,526

Health Care Equipment & Supplies   2.0%

Analogic                                                 298,000         12,218

Arrow International                                      906,600         22,647

Atrion !                                                 168,000          7,434

IRIDEX *!                                                300,000          1,635

Matthews International, Class A                           83,000          2,456

Quidel *!                                              1,699,300         18,386

Sonic Innovations *!                                   1,011,000          6,521

                                                                         71,297

Health Care Providers & Services   1.2%

Capital Senior Living *!                               1,206,700          7,095

National Healthcare *                                    150,000          2,985

Owens & Minor                                          1,365,400         29,916

Radiologix *                                             650,000          2,204

SRI Surgical Express *!                                  410,000          2,554

                                                                         44,754

Pharmaceuticals   0.3%

Bone Care International *!                               834,300         10,629

                                                                         10,629

Total Health Care                                                       188,206

INDUSTRIALS & BUSINESS SERVICES   19.6%

Aerospace & Defense   0.3%

EDO                                                      300,000          7,395

TransTechnology *!                                       450,800          2,998

                                                                         10,393

Air Freight & Logistics   0.7%

Hub Group, Class A *!                                    350,000          7,539

UTi Worldwide                                            500,000         18,965

                                                                         26,504

Airlines   0.5%

Frontier Airlines *                                    1,155,400         16,476

Midwest Express Holdings *                               185,600            781

                                                                         17,257

Building Products   0.1%

Elcor                                                     90,000          2,403

                                                                          2,403


Commercial Services & Supplies   5.7%

Casella Waste Systems, Class A *!                      1,494,000         20,453

Central Parking                                          575,000          8,585

CompX International !                                    416,800          2,667

Electro Rent !                                         1,991,900         26,572

FTI Consulting *                                       1,266,400         29,596

G&K Services, Class A                                    525,000         19,294

Intergrated Water Resources *                            200,000             36

Ionics *                                                 552,000         17,581

McGrath RentCorp !                                       753,300         20,527

RemedyTemp, Class A *!                                   610,000          6,655

Right Management Consultants *!                          959,300         17,901

Tetra Tech *                                           1,000,000         24,860

Waste Connections *                                      232,400          8,778

Waterlink *!                                           1,166,350             22

                                                                        203,527

Construction & Engineering   0.7%

Insituform Technologies, Class A *!                    1,560,800         25,753

                                                                         25,753

Electrical Equipment   2.6%

C&D Technologies                                       1,150,000         22,046

Franklin Electric                                        406,800         24,607

Genlyte Group *                                          150,000          8,757

LSI Industries                                           600,000          8,100

Penn Engineering & Manufacturing !                       707,600         13,466

Penn Engineering & Manufacturing, Class A !              315,000          5,402

Woodward Governor                                        198,700         11,292

                                                                         93,670

Industrial Conglomerates   0.9%

Raven Industries !                                     1,045,500         30,842

                                                                         30,842

Machinery   3.9%

3D Systems *!                                          1,032,000         10,475

Badger Meter                                             150,000          5,723

BHA Group !                                              601,300         15,123

JLG Industries                                           545,500          8,308

Joy Global                                               200,000          5,230

K-Tron *!                                                256,323          4,724

Lydall *!                                              1,246,600         12,703

Nordson                                                  550,000         18,991

Oshkosh Truck                                            397,300         20,274

Repower Systems (EUR)                                    200,000          4,813

Thomas Industries !                                      955,600         33,121

                                                                        139,485

Marine   1.4%

International Shipholding *!                             695,000         10,251

Kirby Corporation *                                      309,200         10,785

Overseas Shipholding Group                               875,000         29,794

                                                                         50,830

Road & Rail   2.3%

Dollar Thrifty Auto Group *                              900,000         23,346

Landstar Systems *                                     1,414,200         53,796

Overnite *                                               180,000          4,095

Transport Corp of America *!                             475,000          3,444

                                                                         84,681

Trading Companies & Distributors   0.5%

Aceto !                                                  500,000         12,770

Valley National Gases *!                                 702,800          4,919

                                                                         17,689

Total Industrials & Business Services                                   703,034

INFORMATION TECHNOLOGY   9.6%

Communications Equipment   1.7%

Cable Design Technologies *!                           2,813,400         25,292

Comarco *!                                               574,300          6,317

Ixia *                                                 1,250,000         14,625

Netsolve *!                                              675,000          5,468

Packeteer *                                              620,800         10,541

                                                                         62,243

Computer & Peripherals   0.5%

SBS Technologies *                                       432,600          6,364

Synaptics *                                              850,000         12,733

                                                                         19,097


Electronic Equipment & Instruments   2.2%

FLIR Systems *                                           516,500         18,853

Landauer !                                               551,300         22,482

Littelfuse *                                             375,300         10,816

Methode Electronics, Class A                             400,000          4,892

Planar Systems *                                         500,000         12,160

Richardson Electronics !                                 728,000          8,947

                                                                         78,150

Internet Software & Services   0.9%

MatrixOne *                                              850,000          5,236

Netegrity *                                              794,600          8,192

OneSource Information Services *                         221,400          2,086

Websense *                                               590,000         17,252

                                                                         32,766

IT Services   0.9%

Keane *                                                1,000,000         14,640

MPS Group *                                            1,865,500         17,442

                                                                         32,082

Semiconductor & Semiconductor Equipment   2.1%

Advanced Power Technology *!                             850,000          7,344

ATMI *                                                   500,000         11,570

California Micro Devices *!                            1,050,000          9,586

California Micro Devices, Warrants *!!@                   37,500            179

Entegris *                                               400,000          5,140

Exar *                                                   546,300          9,331

Helix Technology                                         550,000         11,319

Mykrolis *                                             1,199,200         19,283

                                                                         73,752


Software   1.3%

Catapult Communications *                                550,000          7,975

Magma Design Automation *                                100,000          2,334

Moldflow *!                                              500,000          5,675

NetIQ *                                                  250,000          3,313

Progress Software *                                      420,300          8,599

ScanSoft *                                               860,000          4,575

SPSS *                                                   415,100          7,422

Systems & Computer Technology *                          435,000          7,112

                                                                         47,005

Total Information Technology                                            345,095

MATERIALS   7.4%

Chemicals   2.2%

Airgas                                                   310,000          6,659

American Vanguard !                                      450,001         16,771

Arch Chemicals                                           435,200         11,167

Lesco *                                                  425,000          5,521

MacDermid                                                261,000          8,937

Material Sciences *                                      601,000          6,076

Minerals Technologies                                     75,000          4,444

Penford !                                                825,000         11,327

Symyx Technologies *                                     481,000          9,884

                                                                         80,786

Construction Materials   1.1%

Ameron International !                                   503,800         17,477

Florida Rock Industries                                  429,900         23,580

                                                                         41,057

Containers & Packaging   0.5%

Applied Extrusion Technologies *!                        933,300          2,473

Constar International *                                  456,300          2,460

Myers Industries                                         425,000          5,151

Peak International Limited *!                          1,150,000          6,440

                                                                         16,524

Metals & Mining   1.8%

Carpenter Technology                                     896,500         26,509

Cleveland-Cliffs *                                       300,000         15,285

Gibraltar Steel                                          800,000         20,120

Synalloy *!                                              397,800          2,753

                                                                         64,667

Paper & Forest Products   1.8%

Buckeye Technologies *                                   850,000          8,543

Deltic Timber !                                          675,000         20,520

Potlatch                                                 665,500         23,139

Wausau-Mosinee Paper                                     875,000         11,830

                                                                         64,032

Total Materials                                                         267,066

TELECOMMUNICATION SERVICES   0.0%

Diversified Telecommunication Services   0.0%

Hickory Technology                                       175,000          2,004

Total Telecommunication Services                                          2,004

TRUSTS & MUTUAL FUNDS   0.7%

Trusts & Mutual Funds   0.7%

iShares Russell 2000 Value                               150,000         24,060

Total Trusts & Mutual Funds                                              24,060

UTILITIES   2.7%

Electric Utilities   2.0%

Black Hills                                              901,900         26,904

Cleco                                                    950,000         17,081

El Paso Electric *                                       908,100         12,123

Otter Tail                                               570,000         15,236

                                                                         71,344

Multi-Utilities & Unregulated Power   0.3%

Vectren                                                  520,000         12,818

                                                                         12,818

Water Utilities   0.4%

Southwest Water !                                        868,400         13,938

Western Water *!                                         664,500             66

                                                                         14,004

Total Utilities                                                          98,166

Total Miscellaneous Common Stocks  0.7%                                  24,428

Total Common Stocks & Warrants (Cost  $2,110,031)                     3,319,295

PREFERRED STOCKS   0.0%

Spanish Broadcasting Systems, 10.75%, 144A *               2,000          2,070

Total Preferred Stocks (Cost  $2,000)                                     2,070

CONVERTIBLE PREFERRED STOCKS   0.1%

3D Systems *!!!@                                         263,482          2,407

Western Water !@                                           2,259             13


Total Convertible Preferred Stocks (Cost  $3,022)                         2,420

CONVERTIBLE BONDS   0.7%

3D Systems, 6.00%, 11/30/13 !!!@                       4,600,000          4,869

Champps Entertainment, 5.50%, 12/1/07 !@               4,000,000          3,905

CNet, 5.00%, 3/1/06 !                                 10,000,000          9,913

Richardson Electronics, 7.25%, 12/15/06 !              4,675,000          4,301

Total Convertible Bonds (Cost  $20,274)                                  22,988

SHORT-TERM INVESTMENTS   7.3%

Money Market Fund   7.2%

T. Rowe Price Reserve Investment Fund, 1.13% #!      259,126,622        259,126

                                                                        259,126

U.S. Treasury Obligations   0.1%

U.S. Treasury Bills, 0.95%, 6/17/04 ++                 3,550,000          3,534

                                                                          3,534

Total Short-Term Investments (Cost  $262,660)                           262,660

Total Investments in Securities

100.4% of Net Assets (Cost $2,397,987)                               $3,609,433
                                                                     ----------

Futures Contracts
--------------------------------------------------------------------------------
($ 000s)
                                                      Contract    Unrealized
                                         Expiration      Value    Gain (Loss)
                                         ----------   --------    -----------

Long, 230 Russell 2000 Index contracts,
$3,390 par of 0.95% U.S. Treasury Bills
pledged as initial margin                   3/04      $ 64,078    $    1,301

Net payments (receipts) of variation
margin to date                                                        (2,083)

Variation margin receivable (payable)
on open futures contracts                                         $     (782)

  (ss.)  Denominated in U.S. dollars unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

     ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2003.

      !  Affiliated company--See Note 2.

     !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $7,455,000 and represents 0.2% of net assets

      @  Security valued by the Fund's Board of Directors

   144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $2,070,000 and represents 0.1% of net assets

    ADR  American Depository Receipts

    EUR  Euro

   REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value

  Affiliated companies (cost $952,147)                             $  1,271,506

  Other companies (cost $1,445,840)                                   2,337,927

Total investments in securities                                       3,609,433

Other assets                                                             13,110

Total assets                                                          3,622,543

Liabilities

Total liabilities                                                        27,739

NET ASSETS                                                         $  3,594,804
                                                                   -------------

Net Assets Consist of:

Undistributed net realized gain (loss)                             $     15,237

Net unrealized gain (loss)                                            1,212,748

Paid-in-capital applicable to 122,373,786 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                       2,366,819

NET ASSETS                                                         $  3,594,804
                                                                   -------------

NET ASSET VALUE PER SHARE

Small-Cap Value class
($3,287,319,874/111,868,499 shares outstanding)                    $      29.39
                                                                   -------------
Advisor Class
($307,484,066/10,505,287 shares outstanding)                       $      29.27
                                                                   -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Income

  Dividend                                                          $    36,554

  Interest                                                                3,081

  Other                                                                      16

Total income                                                             39,651

Expenses

  Investment management                                                  19,397

  Shareholder servicing

    Small-Cap Value class                                                 5,124

    Advisor Class                                                           209

  Distribution and service (12b-1) - Advisor Class                          525

  Prospectus and shareholder reports

    Small-Cap Value class                                                   277

    Advisor Class                                                            17

  Custody and accounting                                                    228

  Registration                                                               81

  Legal and audit                                                            25

  Directors                                                                  17

  Miscellaneous                                                              23

  Total expenses                                                         25,923

  Expenses paid indirectly                                                   (1)

  Net expenses                                                           25,922

Net investment income (loss)                                             13,729

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             38,707

  Futures                                                                17,423

  Foreign currency transactions                                             (22)

  Net realized gain (loss)                                               56,108

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03

Change in net unrealized gain (loss)

  Securities                                                            860,104

  Futures                                                                 2,108

  Other assets and liabilities
  denominated in foreign currencies                                           1

  Change in net unrealized gain (loss)                                  862,213

Net realized and unrealized gain (loss)                                 918,321

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   932,050
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                          Year
                                                         Ended
                                                      12/31/03        12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                    $     13,729    $     16,728

  Net realized gain (loss)                              56,108          32,178

  Change in net unrealized gain (loss)                 862,213        (168,823)

  Increase (decrease) in net
  assets from operations                               932,050        (119,917)

Distributions to shareholders

  Net investment income

    Small-Cap Value class                              (13,224)        (15,128)

    Advisor Class                                         (904)           (997)

  Net realized gain

    Small-Cap Value class                              (45,172)        (19,447)

    Advisor Class                                       (4,118)         (1,282)

  Decrease in net assets from distributions            (63,418)        (36,854)

Capital share transactions *

  Shares sold

    Small-Cap Value class                              526,787       1,229,724

    Advisor Class                                      108,764         163,708

  Distributions reinvested

    Small-Cap Value class                               55,729          32,700

    Advisor Class                                        4,943           2,262

  Shares redeemed

    Small-Cap Value class                             (494,790)       (735,378)

    Advisor Class                                      (29,251)        (20,980)

  Redemption fees received

    Small-Cap Value class                                  261           1,135

  Increase (decrease) in net assets from
  capital share transactions                           172,443         673,171

Net Assets

Increase (decrease) during period                    1,041,075         516,400

Beginning of period                                  2,553,729       2,037,329

End of period                                     $  3,594,804    $  2,553,729
                                                  ------------------------------

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                          Year
                                                         Ended
                                                      12/31/03        12/31/02

*Share information

    Shares sold

      Small-Cap Value class                             21,018          50,979

      Advisor Class                                      4,254           6,996

    Distributions reinvested

      Small-Cap Value class                              1,941           1,500

      Advisor Class                                        173             104

    Shares redeemed

      Small-Cap Value class                            (20,259)        (32,086)

      Advisor Class                                     (1,195)           (944)

    Increase (decrease) in shares outstanding            5,932          26,549

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has two classes of shares: Small-Cap Value Fund (Small-Cap Value class), offered since June 30, 1988, and Small-Cap Value--Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $54,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Redemption Fees
A 1.0% fee is assessed on redemptions of fund shares held less than 1 year. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

In-Kind Redemption
In certain circumstances, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2003, the fund realized $7,329,000 of net gain on $12,089,000 of in-kind redemptions.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Affiliated Companies
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At December 31, 2003, the value of affiliated companies totaled $1,271,506,000, representing 35.2% of the value of the fund's investments in securities. For the year then ended, $13,618,000 (37.3%) of dividend income, $2,541,000 (82.5%) of interest income, and $17,656,000 (31.5%) of net realized gain reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $308,002,000 and $281,952,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:


--------------------------------------------------------------------------------
Ordinary income                                             $     20,139,000
Long-term capital gain                                            43,279,000

Total distributions                                         $     63,418,000
                                                            ----------------


At December 31, 2003, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                     $  1,299,616,000
Unrealized depreciation                                          (88,170,000)
Net unrealized appreciation (depreciation)                     1,211,446,000
Undistributed ordinary income                                      3,834,000
Undistributed long-term capital gain                              12,705,000
Paid-in capital                                                2,366,819,000

Net assets                                                  $  3,594,804,000
                                                            ----------------


Federal income tax regulations require the fund to treat the gain/loss on certain open futures contracts as realized on the last day of the tax year; accordingly, $1,301,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of December 31, 2003.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current redemptions in kind and a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------
Undistributed net investment income                         $        343,000
Undistributed net realized gain                                   (9,363,000)
Paid-in capital                                                    9,020,000

At December 31, 2003, the cost of investments for federal income tax purposes was $2,399,289,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,003,000.

The Advisor Class is also subject to a contractual expense limitation through December 31, 2003. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.15%. Through December 31, 2005, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. For the year ended December 31, 2003, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and record-keeping services for certain retirement accounts invested in the Small-Cap Value class and Advisor Class. Expenses incurred pursuant to these service agreements totaled $3,821,000 for the year ended December 31, 2003, of which $338,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $1,808,000.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Small-Cap Value Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Small-Cap Value Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o  $7,030,000 from short-term capital gains,

o $44,327,000 from long-term capital gains, of which $16,197,000 was subject to the 15% rate gains category, and $28,130,000 to the 20% rate gains category.

For taxable non-corporate shareholders, $22,370,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $21,833,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Small-Cap Value Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Small-Cap Value Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected *                Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1994

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1994                          Rim Mining Corp. (2/02 to present); Chairman
                              and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)                    real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1988

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership, providing
1988                          equity capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

 * Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

 ** Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

John H. Laporte, CFA          Director and Vice President, T. Rowe Price
(7/26/45)                     Group, Inc.; Vice President, T. Rowe Price
1994
[15]

James S. Riepe                Director and Vice President, T. Rowe Price;
(6/25/43)                     Vice Chairman of the Board, Director, and
1988                          Vice President, T. Rowe Price Group, Inc.;
[107]                         Chairman of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              Small-Cap Value Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1997                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company

 * Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Preston G. Athey, CFA, CIC (7/17/49)    Vice President, T. Rowe Price, T. Rowe
President, Small-Cap Value Fund         Price Group, Inc., and T. Rowe Price
                                        Trust Company

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Small-Cap Value Fund    Price Group,  Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Small-Cap Value Fund         Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Hugh M. Evans III, CFA (5/17/66)        Vice President, T. Rowe Price
Vice President, Small-Cap Value Fund    and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Small-Cap Value Fund    Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Francies W. Hawks (2/2/44)              Assistant Vice President, T. Rowe Price
Assistant Vice President, Small-Cap
Value Fund


Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Small-Cap Value Fund    Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe Price
                                        Services, Inc., and T. Rowe Price Trust
                                        Company; Vice President, T. Rowe Price,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan
                                        Services, Inc.

Susan J. Klein (4/18/50)                Vice President, T. Rowe Price
Vice President, Small-Cap Value Fund


Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Small-Cap Value Fund         and T. Rowe Price Investment
                                        Services, Inc.

Gregory A. McCrickard, CFA (10/19/58)   Vice President, T. Rowe Price, T. Rowe
Vice President, Small-Cap Value Fund    Price Group, Inc., and T. Rowe Price
                                        Trust Company

Curt J. Organt (1/5/68)                 Vice President, T. Rowe Price; formerly
Vice President, Small-Cap Value Fund    Financial and Marketing Analyst,
                                        DAP Products, Inc.

Charles G. Pepin (4/23/66)              Vice President, T. Rowe Price
Vice President, Small-Cap Value Fund    and T. Rowe Price Group, Inc.

J. David Wagner, CFA (2/25/74)          Vice President, T. Rowe Price and
Vice President, Small-Cap Value Fund    T. Rowe Price Group, Inc.; formerly
                                        student, Darden Graduate School of
                                        Business Administration, University of
                                        Virginia (to 2000)

David J. Wallack (7/2/60)               Vice President, T. Rowe Price and
Vice President, Small-Cap Value Fund    T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Small-Cap Value Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $15,754               $13,743
     Audit-Related Fees                         950                    --
     Tax Fees                                 4,092                 3,327
     All Other Fees                             124                   185

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004